Interest Bearing Financial Liabilities - Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 PHP (₱)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2023 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 281,586		₱ 254,798
Dates Drawn	March 30, 2023 and March 27, 2024
Loan Agreement Date January 22, 2014 [Member] | Fixed Rate Retail Bonds [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 15,000
Issuance Date	January 22, 2014
Outstanding Amounts			2,599
Dates Drawn	February 6, 2014
Facility Agent	Philippine DepositaryTrust Corp.
Prepayments Amount	₱ 12,400
Prepayments Date	February 8, 2021
Terms	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024
Loan Agreement Date January 22, 2014 [Member] | Fixed Rate Retail Bonds One [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepayments Amount	₱ 2,600
Prepayments Date	February 6, 2024
Fixed Rate Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 34,177	$ 591	32,691	$ 590
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on January 23, 2031 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		600
Issuance Date	June 23, 2020
Trustee	The Bank of New York Mellon, London Branch
Terms	Non-amortizing, payable in full upon maturity on January 23, 2031 and June 23, 2050
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on January 23, 2031 [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 34,177	591	32,691	590
Term Loans [Member] | Others [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	4,838	84	6,788	122
Term Loans [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 242,571		212,720
Term Loans [Member] | Loan agreement date March 4, 2020 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		140
Issuance Date	March 4, 2020
Lender(s)	PNB
Dates Drawn	December 14, 2020
Drawn | $		140
Terms	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030
Term Loans [Member] | Loan agreement date March 4, 2020 [Member] | Smart Inc [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 4,838	84	5,403	97
Term Loans [Member] | Loan Agreement Date 2016 and 2017 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		50
Issuance Date	2016 and 2017
Outstanding Amounts			1,385	$ 25
Lender(s)	NTT TC Leasing
Dates Drawn	2016 and 2017
Drawn | $		$ 50
Terms	Non-amortizing, payable upon maturity on March 30, 2023 and March 27, 2024
Term Loans [Member] | Loan Agreement Date Various Dates in 2014, 2016 and 2019 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 14,900
Issuance Date	Various dates in 2014, 2016 and 2019
Outstanding Amounts	₱ 7,811		9,298
Lender(s)	Union Bank of the Philippines
Dates Drawn	Various dates in 2014, 2016 and 2019
Drawn	₱ 14,900
Terms	With annual amortization up to 7 and 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2015 and 2023 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 71,300
Term Loans [Member] | Loan Agreement Date Various Dates in 2015 and 2023 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Issuance Date	Various dates in 2015 to 2023
Outstanding Amounts	₱ 54,738		54,436
Lender(s)	Bank of the Philippine Islands
Dates Drawn	Various dates in 2015 to 2024
Drawn	₱ 71,000
Terms	With annual amortization up to 6, 7, 10 and 11 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2015 to 2024 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 46,500
Issuance Date	Various date in 2015 to 2024
Outstanding Amounts	₱ 38,618		26,443
Lender(s)	Metropolitan Bank and Trust Company
Dates Drawn	Various date in 2015 to 2024
Drawn	₱ 46,500
Terms	With annual amortization up to 7, 10 and 11 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2019 and 2023 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 18,500
Issuance Date	Various dates in 2019 and 2023
Outstanding Amounts	₱ 15,770		16,616
Lender(s)	China Banking Corporation
Dates Drawn	Various dates in 2019 and 2023
Drawn	₱ 18,500
Terms	With annual amortization up to 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2016 and 2017 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 14,000
Issuance Date	Various dates in 2016 and 2017
Outstanding Amounts	₱ 10,566		10,760
Lender(s)	Security Bank
Dates Drawn	Various dates in 2017
Drawn	₱ 14,000
Terms	With semi-annual amortization up to 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2016, 2020, 2021, 2023 and 2024 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 31,970
Issuance Date	Various dates in 2016, 2020, 2021, 2023 and 2024
Outstanding Amounts	₱ 29,564		14,318
Lender(s)	Banco de Oro
Dates Drawn	Various dates in 2016, 2020, 2021 and 2024
Drawn	₱ 30,470
Terms	With annual amortization up to 7 and 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2016, 2017 and 2019 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,500
Issuance Date	Various dates in 2016, 2017 and 2019
Outstanding Amounts	₱ 7,920		7,946
Lender(s)	Philippine National Bank
Dates Drawn	Various dates in 2017, 2018 and 2019
Drawn	₱ 8,500
Terms	With annual amortization up to 7, 8 and 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2016 and 2023 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 41,500
Issuance Date	Various dates in 2016 to 2023
Outstanding Amounts	₱ 39,475		39,824
Lender(s)	Landbank of the Philippines
Dates Drawn	Various dates in 2016 to 2023
Drawn	₱ 41,500
Terms	With annual amortization up to 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2019 and 2021 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 14,000
Issuance Date	Various dates in 2019 to 2021
Outstanding Amounts	₱ 13,513		13,629
Lender(s)	Development Bank of the Philippines
Dates Drawn	Various dates in 2019 to 2022
Drawn	₱ 14,000
Terms	With annual amortization up to 8, 9 and 10 years
Term Loans [Member] | Loan Agreement Date September 6, 2019 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	September 6, 2019
Outstanding Amounts	₱ 1,896		1,914
Lender(s)	Bank of China (Hong Kong) Limited, Manila Branch
Dates Drawn	September 6, 2019
Drawn	₱ 2,000
Installments	With annual amortization up to 7 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2020, 2021 and 2023 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 15,000
Issuance Date	Various dates in 2020, 2021 and 2023
Outstanding Amounts	₱ 14,443		14,566
Lender(s)	Rizal Commercial Banking Corporation
Dates Drawn	Various dates in 2020, 2021 and 2023
Drawn	₱ 15,000
Terms	With annual amortization up to 8, 10 and 11 years
Term Loans [Member] | April 2, 2020 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	April 2, 2020
Outstanding Amounts	₱ 972		1,970
Lender(s)	MUFG Bank, Ltd.
Dates Drawn	April 2, 2020
Drawn	₱ 2,500
Terms	With semi-annual amortization up to 6 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2023 and 2024 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,800
Issuance Date	Various dates in 2023 and 2024
Outstanding Amounts	₱ 3,769		₱ 1,000
Lender(s)	Bank of Commerce
Dates Drawn	Various dates in 2023 and 2024
Drawn	₱ 3,800
Terms	With annual amortization up to 9 and 10 years
Term Loans [Member] | Loan Agreement Date Various Dates in 2024 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	Various dates in 2024
Outstanding Amounts	₱ 2,986
Lender(s)	Hongkong and Shanghai Banking Corporation
Dates Drawn	Various dates in 2024
Drawn	₱ 3,000
Terms	With annual amortization up to 5 years
Term Loans [Member] | Loan Agreement Date September 30, 2024 [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 530
Issuance Date	September 30, 2024
Outstanding Amounts	₱ 530
Lender(s)	Philippine Veterans Bank
Dates Drawn	October 30, 2024
Drawn	₱ 530
Terms	With annual amortization up to 7 years